Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments Under Capital Leases

The minimum present value of the lease payments is $3.1 million with a sixty-month term and implied interest of 14%. The next five years of lease payments are:

Capital Lease Payments
2014	$244,317
2015	977,267
2016	977,267
2017	977,267
2018	977,267
Total Future Payments	4,153,385
Less debt discount due to warrants	(298,211)
Less amount representing interest	(1,036,361)
2,818,813
Less current portion of capital lease obligations	(576,976)
Capital lease obligations, excluding current installments	$2,241,837

The minimum present value of the lease payments is $3.5 million with terms of sixty months and implied interest of 14%. The next five years of lease payments are:

Capital Lease Payments
2014	$977,267
2015	977,267
2016	977,267
2017	977,267
2018	977,267
Total future payments	4,886,335
Less debt discount due to warrants	(350,838)
Less amount representing interest	(1,386,333)
3,149,164
Less current portion of capital lease obligations	(428,050)
Capital lease obligations, excluding current installments	$2,721,114

Schedule of Future Minimum Lease Payments for Operating Leases	The combined future minimum lease payments as of September 30, 2014 are as follows:
Operating Leases
2014	$76,328
2015	307,502
2016	314,079
2017	225,348
Thereafter	—
Total	$923,257